Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest income and gains (losses) on financial instruments	$ 9,631,043	$ 6,439,712	$ 3,555,213
Fee and commission income	1,886,032	1,589,264	1,237,018
Total Revenue	11,517,075	8,028,976	4,792,231
Interest and other financial expenses	(2,834,859)	(2,036,925)	(1,547,903)
Transactional expenses	(260,324)	(215,930)	(176,427)
Credit loss allowance expenses	(3,168,983)	(2,285,218)	(1,404,911)
Total cost of financial and transactional services provided	(6,264,166)	(4,538,073)	(3,129,241)
Gross profit	5,252,909	3,490,903	1,662,990
Operating expenses
Customer support and operations	(604,643)	(488,082)	(335,363)
General and administrative expenses (G&A)	(1,256,086)	(1,042,290)	(1,333,267)
Contingent share award (CSA) termination			(355,573)
G&A - Others	(1,256,086)	(1,042,290)	(977,694)
Marketing expenses	(246,396)	(171,022)	(152,997)
Other income (expenses)	(350,586)	(250,431)	(150,264)
Total operating expenses	(2,457,711)	(1,951,825)	(1,971,891)
Income (loss) before income taxes	2,795,198	1,539,078	(308,901)
Income taxes
Current taxes	(1,536,521)	(1,184,230)	(473,345)
Deferred taxes	713,435	675,682	417,612
Total income taxes	(823,086)	(508,548)	(55,733)
Net income (loss) for the year	1,972,112	1,030,530	(364,634)
Net income (loss) attributable to shareholders of the parent company	1,972,112	1,030,530	(364,578)
Net income (loss) attributable to non-controlling interests			$ (56)
Earnings (losses) per share – Basic	$ 0.4115	$ 0.2175	$ (0.0780)
Earnings (losses) per share – Diluted	$ 0.4034	$ 0.2121	$ (0.0780)
Weighted average number of outstanding shares – Basic (in thousands of shares)	4,792,081	4,738,841	4,676,977
Weighted average number of outstanding shares – Diluted (in thousands of shares)	4,888,918	4,857,579	4,676,977